CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Products	$ 66,318	$ 77,127	$ 56,810
Services	30,227	27,625	20,943
Total revenues	96,545	104,752	77,753
Cost of revenues:
Products	20,572	26,857	19,540
Services	6,246	4,180	2,635
Expenses related to settlement of OCS grants (See note 11a)		15,886
Total cost of revenues	26,818	46,923	22,175
Gross profit	69,727	57,829	55,578
Operating expenses:
Research and development (net of grant participations of $ 1,051, $ 2,855 and $ 3,674 for the years ended December 31, 2013, 2012 and 2011, respectively)	27,022	22,060	13,222
Sales and marketing	39,817	34,127	26,543
General and administrative	9,952	10,664	7,474
Total operating expenses	76,791	66,851	47,239
Operating income (loss)	(7,064)	(9,022)	8,339
Financial income, net	(727)	(1,358)	(415)
Income (loss) before income tax expenses (benefit)	(6,337)	(7,664)	8,754
Income tax expenses (benefit)	120	(926)	(55)
Net income (loss)	(6,457)	(6,738)	8,809
Unrealized gain (loss) on available-for-sale marketable securities	(20)	15	68
Unrealized gain (loss) on foreign currency cash flow hedges transactions	(1,374)	2,555	(1,312)
Total comprehensive income (loss)	$ (7,851)	$ (4,168)	$ 7,565
Net earnings (loss) per share:
Basic	$ (0.20)	$ (0.21)	$ 0.35
Diluted	$ (0.20)	$ (0.21)	$ 0.33
Weighted average number of shares used in per share computations of net earnings (loss):
Basic	32,680,766	31,959,921	25,047,771
Diluted	32,680,766	31,959,921	27,071,872